INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Finished products	$ 12,016	$ 7,023
Purchased products	10,412	4,813
Work in progress	9,043	4,792
Raw materials	11,702	12,688
Total Inventories	$ 43,173	$ 29,316